Schedule of Investments (unaudited) April 30, 2023	BlackRock Future Financial and Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 8.9%
FinecoBank Banca Fineco SpA	4,819	$73,045
Inter & Co. Inc., NVS(a)	42,857	75,527
Inter & Co. Inc., Class A, NVS(a)(b)	19,989	34,981
JPMorgan Chase & Co.	335	46,311
Live Oak Bancshares Inc.	2,142	50,465
Rakuten Bank Ltd., NVS	5,500	73,269

		353,598

Capital Markets — 5.4%
Assetmark Financial Holdings Inc.(a)	2,348	72,036
XP Inc., Class A(a)	10,031	143,343

		215,379

Consumer Finance — 20.6%
American Express Co.	1,146	184,896
Capital One Financial Corp.	1,791	174,264
Discover Financial Services	494	51,114
Kaspi.KZ JSC	2,495	206,162
Oportun Financial Corp.(a)	8,399	34,184
Synchrony Financial	5,521	162,925

		813,545

Financial Services — 54.1%
Adyen NV(a)(c)	26	41,778
Block Inc.(a)	529	32,158
Fidelity National Information Services Inc.	3,625	212,860
Fiserv Inc.(a)	1,636	199,788
Global Payments Inc.	1,875	211,331
Illimity Bank SpA(a)	11,632	82,079
Mastercard Inc., Class A	107	40,663
Network International Holdings PLC(a)(c)	27,476	133,702
Nexi SpA(a)(c)	12,949	107,371
Nuvei Corp.(a)(c)	4,391	178,317
Pagseguro Digital Ltd., Class A(a)	17,499	172,190
Payoneer Global Inc.(a)	22,080	120,557
PayPal Holdings Inc.(a)	1,974	150,024
Repay Holdings Corp.(a)(b)	16,785	105,242
Shift4 Payments Inc., Class A(a)(b)	551	37,341

Security	Shares	Value

Financial Services (continued)
Visa Inc., Class A	171	$39,797
WEX Inc.(a)	1,052	186,572
Worldline SA/France(a)(c)	2,022	87,963

		2,139,733

Professional Services — 1.9%
Verra Mobility Corp.(a)	4,465	75,682

Software — 6.0%
Black Knight Inc.(a)	3,318	181,295
Temenos AG, Registered	688	57,953

		239,248

Total Long-Term Investments — 96.9% (Cost: $4,020,956)		3,837,185

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	96,190	96,218
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	80,000	80,000

Total Short-Term Securities — 4.5% (Cost: $176,208)		176,218

Total Investments — 101.4% (Cost: $4,197,164)		4,013,403

Liabilities in Excess of Other Assets — (1.4)%		(55,426)

Net Assets — 100.0%		$3,957,977

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/16/22(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$ 96,214(b)	$ —	$(7)	$11	$ 96,218	96,190	$3,885(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	80,000(b)	—	—	—	80,000	80,000	7,936	—

				$(7)	$11	$176,218		$11,821	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Financial and Technology ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,180,834	$656,351	$—	$3,837,185
Short-Term Securities
Money Market Funds	176,218	—	—	176,218

	$3,357,052	$656,351	$—	$4,013,403

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares

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